Comparative Figures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Comparative Figures
46.	COMPARATIVE FIGURES

The Group has initially applied IFRS 15 and IFRS 9 (2014) at January 1, 2018. Under the transition method chosen, comparative information is not restated. Further details of the changes in accounting policies are disclosed in Note 2.